REVENUE AND SEGMENT INFORMATION - Geographical information of the operating segments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of geographical areas [line items]
Non-current assets (excluding financial assets and deferred tax assets)	¥ 141,925,321		¥ 145,636,570
Revenue	269,748,232	$ 42,329,384	185,990,577	¥ 190,215,398
PRC Government
Disclosure of geographical areas [line items]
Revenue	53,205,000		46,262,000	40,567,000
Mainland China
Disclosure of geographical areas [line items]
Non-current assets (excluding financial assets and deferred tax assets)	139,348,364		142,746,232
Revenue	256,941,514		177,348,745	184,439,383
Outside of Mainland China
Disclosure of geographical areas [line items]
Non-current assets (excluding financial assets and deferred tax assets)	2,576,957		2,890,338
Revenue	¥ 12,806,718		¥ 8,641,832	¥ 5,776,015